Deferred Revenue	12 Months Ended
Dec. 31, 2021
Deferred Revenue
Deferred Revenue

12.  Deferred Revenue

	As of December 31,
	2019	2020	2021
Deferred Revenue
─ Cloud-based connectivity and basic IoT services (1)	777	2,058	2,669
─ Membership (2)	—	1,077	3,473
─ SaaS (3)	—	1,040	3,971
Total deferred revenue	777	4,175	10,113
(1)	Deferred cloud-based connectivity and basic IoT services related revenue

Deferred cloud-based connectivity and basic IoT services related revenue represents the Group’s provision of cloud-based connectivity obligation and basic IoT services to customers.

	Year Ended December 31,
	2019	2020	2021
Beginning balances	223	777	2,058
Deferral of revenue	749	1,781	2,157
Recognition of deferred revenue	(195)	(500)	(1,546)
Ending balances	777	2,058	2,669
(2)	Deferred Revenue — Membership

Deferred Revenue — Membership represents the Group’s remaining performance obligation performed over the period of time under its 2020 Membership Program (Note 2(r)).

	Year Ended December 31,
	2019	2020	2021
Beginning balances	—	—	1,077
Deferral of revenue	—	1,229	9,259
Recognition of deferred revenue	—	(152)	(6,863)
Ending balances	—	1,077	3,473
(3)	Deferred Revenue — SaaS

Deferred Revenue — SaaS mainly represents the Group’s remaining performance obligation in providing industry SaaS services over the period of time (Note 2(r)).

	Year Ended December 31,
	2019	2020	2021
Beginning balances	—	—	1,040
Deferral of revenue	—	1,834	6,455
Recognition of deferred revenue	—	(794)	(3,524)
Ending balances	—	1,040	3,971